Label	Element	Value
Large Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LARGE CORE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to achieve long-term growth of capital (capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2022, and as provided by the Sub‑Adviser, this range was between $364.74 million and $ 2.85 trillion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
The Sub‑Adviser emphasizes a bottom‑up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub‑Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.
The Sub‑Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Sub‑Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Sub‑Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Sub‑Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The Fund may invest in foreign securities, which may include emerging market securities.
The Fund’s equity investments may include common stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, and depositary receipts. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2022, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.
Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Large‑Cap Securities Risk.  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
“Growth” Investing Risk.  The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment strategy shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.
Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.
Depositary Receipts Risk.  The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.
Convertible Securities Risk.   The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.
Equity-Linked Securities Risk.  Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.
Sector Risk.  The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2022, the Fund had significant exposure to the Information Technology Sector, Communication Services Sector, Consumer Discretionary Sector, and Health Care Sector. In addition to these general risks, the sectors specified are also subject to the risks described below.
Information Technology Sector Risk.  The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Communication Services Sector Risk.  Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Consumer Discretionary Sector Risk.  The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Health Care Sector Risk.  The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.
Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.
Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub‑Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in equity securities in the hope of achieving long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the performance of the Fund both year‑by‑year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub‑adviser pursuant to a substantially similar principal investment strategy. Since December 1, 2016, Morgan Stanley Investment Management Inc. has been responsible for the Fund’s day‑to‑day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to December 1, 2016 may have differed had Morgan Stanley Investment Management Inc. been responsible for the day‑to‑day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
47.15%	-13.78%
6/30/2020	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2021)
Large Core Growth Fund | Large Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,037
2012	rr_AnnualReturn2012	16.15%
2013	rr_AnnualReturn2013	37.91%
2014	rr_AnnualReturn2014	7.73%
2015	rr_AnnualReturn2015	1.68%
2016	rr_AnnualReturn2016	0.12%
2017	rr_AnnualReturn2017	32.78%
2018	rr_AnnualReturn2018	3.42%
2019	rr_AnnualReturn2019	27.27%
2020	rr_AnnualReturn2020	75.49%
2021	rr_AnnualReturn2021	(3.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.78%)
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	24.12%
10 Years	rr_AverageAnnualReturnYear10	17.87%
Large Core Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.60%
5 Years	rr_AverageAnnualReturnYear05	25.32%
10 Years	rr_AverageAnnualReturnYear10	19.79%